Deferred Income and Others Long Term Liabilities (Details) - Schedule of franchise security deposits - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Deferred Income and Others Long Term Liabilities (Details) - Schedule of franchise security deposits [Line Items]
Total franchise security deposits	$ 130,131
Guangxi Rongxian Junsheng Automobile Trading Co., Ltd [Member]
Deferred Income and Others Long Term Liabilities (Details) - Schedule of franchise security deposits [Line Items]
Total franchise security deposits	20,547
Chongqing Suiqian Trading Co., Ltd [Member]
Deferred Income and Others Long Term Liabilities (Details) - Schedule of franchise security deposits [Line Items]
Total franchise security deposits	27,396
Guangxi Yulin Shangfeng Automobile Sales Co., Ltd [Member]
Deferred Income and Others Long Term Liabilities (Details) - Schedule of franchise security deposits [Line Items]
Total franchise security deposits	27,396
Jiangxi Haomen Automobile Sales Co., Ltd [Member]
Deferred Income and Others Long Term Liabilities (Details) - Schedule of franchise security deposits [Line Items]
Total franchise security deposits	13,698
Guangxi Zhanyuan Automobile Sales Co., Ltd [Member]
Deferred Income and Others Long Term Liabilities (Details) - Schedule of franchise security deposits [Line Items]
Total franchise security deposits	$ 41,094